                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08547

                         Pioneer Series Trust XII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Disciplined Growth Fund

 Schedule of Investments 5/31/2016 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.1%

 Energy - 1.2%

 Oil & Gas Exploration & Production - 1.2%

 511,859

 Cabot Oil & Gas Corp.

 $

 12,269,260

 Total Energy

 $

 12,269,260

 Materials - 2.6%

 Specialty Chemicals - 2.6%

 232,877

 Ecolab, Inc.

 $

 27,302,499

 Total Materials

 $

 27,302,499

 Capital Goods - 8.2%

 Construction & Farm Machinery & Heavy Trucks - 2.6%

 250,699

 WABCO Holdings, Inc. *

 $

 27,050,422

 Industrial Machinery - 3.1%

 307,655

 Illinois Tool Works, Inc.

 $

 32,620,660

 Trading Companies & Distributors - 2.5%

 369,073

 United Rentals, Inc. *

 $

 25,713,316

 Total Capital Goods

 $

 85,384,398

 Transportation - 2.8%

 Air Freight & Logistics - 2.8%

 281,751

 United Parcel Service, Inc. (Class B)

 $

 29,045,711

 Total Transportation

 $

 29,045,711

 Consumer Durables & Apparel - 1.7%

 Footwear - 1.7%

 319,850

 NIKE, Inc. (Class B)

 $

 17,662,117

 Total Consumer Durables & Apparel

 $

 17,662,117

 Consumer Services - 2.8%

 Restaurants - 2.8%

 522,557

 Starbucks Corp.

 $

 28,683,154

 Total Consumer Services

 $

 28,683,154

 Media - 2.7%

 Movies & Entertainment - 2.7%

 277,582

 The Walt Disney Co.

 $

 27,541,686

 Total Media

 $

 27,541,686

 Retailing - 13.1%

 General Merchandise Stores - 1.4%

 156,525

 Dollar General Corp. *

 $

 14,071,598

 Home Improvement Retail - 6.7%

 236,519

 Lowe's Companies, Inc.

 $

 18,952,267

 385,936

 The Home Depot, Inc.

 50,989,867

 $

 69,942,134

 Automotive Retail - 5.0%

 144,924

 Advance Auto Parts, Inc.

 $

 22,295,108

 111,261

 O'Reilly Automotive, Inc. *

 29,420,746

 $

 51,715,854

 Total Retailing

 $

 135,729,586

 Food, Beverage & Tobacco - 8.6%

 Brewers - 1.6%

 166,274

 Molson Coors Brewing Co. (Class B)

 $

 16,491,055

 Soft Drinks - 0.9%

 243,916

 Coca-Cola European Partners Plc

 $

 9,466,380

 Packaged Foods & Meats - 3.9%

 151,365

 Mead Johnson Nutrition Co.

 $

 12,454,312

 302,728

 The Hershey Co.

 28,108,295

 $

 40,562,607

 Tobacco - 2.2%

 356,649

 Altria Group, Inc.

 $

 22,697,142

 Total Food, Beverage & Tobacco

 $

 89,217,184

 Household & Personal Products - 3.6%

 Household Products - 3.6%

 127,754

 Church & Dwight Co., Inc.

 $

 12,581,214

 191,510

 Kimberly-Clark Corp.

 24,329,430

 $

 36,910,644

 Total Household & Personal Products

 $

 36,910,644

 Health Care Equipment & Services - 4.9%

 Health Care Equipment - 0.5%

 59,219

 Medtronic PLC

 $

 4,765,945

 Managed Health Care - 4.4%

 248,561

 Aetna, Inc.

 $

 28,144,562

 103,371

 Humana, Inc.

 17,832,531

 $

 45,977,093

 Total Health Care Equipment & Services

 $

 50,743,038

 Pharmaceuticals, Biotechnology & Life Sciences - 10.6%

 Biotechnology - 10.6%

 177,005

 Alder Biopharmaceuticals, Inc.

 $

 5,322,540

 155,409

 Amgen, Inc.

 24,546,852

 314,858

 Celgene Corp. *

 33,223,816

 381,495

 Gilead Sciences, Inc. *

 33,212,955

 148,110

 Vertex Pharmaceuticals, Inc. *

 13,796,446

 $

 110,102,609

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 110,102,609

 Diversified Financials - 4.5%

 Specialized Finance - 3.4%

 130,954

 Intercontinental Exchange, Inc.

 $

 35,504,248

 Asset Management & Custody Banks - 1.1%

 67,318

 Affiliated Managers Group, Inc. *

 $

 11,681,019

 Total Diversified Financials

 $

 47,185,267

 Software & Services - 21.2%

 Internet Software & Services - 8.8%

 37,540

 Alphabet, Inc. (Class A)

 $

 28,111,829

 38,845

 Alphabet, Inc. (Class C)

 28,579,043

 290,883

 Facebook, Inc. *

 34,559,809

 $

 91,250,681

 IT Consulting & Other Services - 3.1%

 522,141

 Cognizant Technology Solutions Corp. *

 $

 32,080,343

 Data Processing & Outsourced Services - 5.4%

 532,777

 PayPal Holdings, Inc.

 $

 20,133,643

 454,116

 Visa, Inc.

 35,847,917

 $

 55,981,560

 Systems Software - 3.9%

 772,485

 Microsoft Corp.

 $

 40,941,705

 Total Software & Services

 $

 220,254,289

 Technology Hardware & Equipment - 4.7%

 Computer Storage & Peripherals - 4.7%

 490,199

 Apple, Inc.

 $

 48,951,272

 Total Technology Hardware & Equipment

 $

 48,951,272

 Semiconductors & Semiconductor Equipment - 2.7%

 Semiconductors - 2.7%

 1,127,687

 Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)

 $

 27,876,423

 Total Semiconductors & Semiconductor Equipment

 $

 27,876,423

 Telecommunication Services - 3.2%

 Integrated Telecommunication Services - 3.2%

 661,159

 Verizon Communications, Inc.

 $

 33,652,993

 Total Telecommunication Services

 $

 33,652,993

 TOTAL COMMON STOCKS

 (Cost $838,561,415)

 $

 1,028,512,130

 TOTAL INVESTMENT IN SECURITIES - 99.1%

 (Cost $838,561,415) (a)

 $

 1,028,512,130

 OTHER ASSETS & LIABILITIES - 0.9%

 $

 9,404,306

 TOTAL NET ASSETS - 100.0%

 $

 1,037,916,436

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At May 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $839,560,746 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

            193,333,755

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

              (4,382,371)

 Net unrealized appreciation

 $

            188,951,384

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of May 31, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $     1,028,512,130

  $            -

  $            -

  $     1,028,512,130

 Total

  $ 1,028,512,130

  $            -

  $            -

  $ 1,028,512,130

 During the period ended May 31, 2016, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust XII

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date July 28, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date July 28, 2016

* Print the name and title of each signing officer under his or her signature.